Description of Business and Summary of Significant Accounting Policies (Detail Textuals) € in Thousands	12 Months Ended
Dec. 31, 2017 EUR (€) Segment Country Language
Disclosure Of Description Of Business And Summary Of Significant Accounting Policies [Abstract]
Number of reportable segment | Segment	2
Number of countries | Country	29
Number of languages | Language	15
Negative impact on operating results and increase in assets and liabilities | €	€ 1,000
Expected credit loss measurement period	12 months